FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

23.FINANCIAL INSTRUMENTS

(a)	FAIR VALUE HIERARCHY

To provide an indication of the reliability of the inputs used in determining fair value, we classify our financial instruments into the three levels prescribed by the accounting standards.

Level 1

The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted (unadjusted) market prices as at the reporting date. The quoted market price used for financial assets held by the Company is the closing trading price on the reporting date. Such instruments are included in Level 1.

Level 2

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, we include that instrument in Level 2.

Level 3	If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

The carrying value of cash and cash equivalents, trade and other receivables, restricted cash, trade payables and accrued liabilities approximates the fair value due to the short-term nature of the instruments. The fair values of the Credit Facility, the Revolving Facility, and the Fresnillo obligation are determined using discounted cash flows based on the expected amounts and timing of the cash flows discounted using a market rate of interest adjusted for appropriate credit risk.

The fair value of the Revolving Facility at December 31, 2023 was estimated at $88.4 million using a discount rate of 7.9%.

At December 31, 2023, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying				Short term	Total
	Classification	value	Level 1	Level 2	Level 3	nature	fair value
Financial assets
Cash and cash equivalents	FVTPL	$96,632	$96,632	$—	$—	$—	$96,632
Accounts receivable	Amortized cost	316	18	—	—	298	316
Restricted cash	Amortized cost	1,011	1,011	—	—	—	1,011
		$97,959	$97,661	$—	$—	$298	$97,959

Financial liabilities
Trade and other payables	Amortized cost	$8,219	$—	$—	$—	$8,219	$8,219
Accrued liabilities	Amortized cost	9,541	122	—	—	9,419	9,541
Lease obligation	Amortized cost	2,908	—	2,908	—	—	2,908
Revolving Facility	Amortized cost	88,350	—	—	88,350	—	88,350
		$109,018	$122	$2,908	$88,350	$17,638	$109,018

At December 31, 2022, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying				Short term	Total
	Classification	value	Level 1	Level 2	Level 3	nature	fair value
Financial assets
Cash and cash equivalents	FVTPL	$96,278	$96,278	$—	$—	$—	$96,278
Accounts receivable	Amortized cost	317	21	—	—	296	317
Restricted cash	Amortized cost	3,432	3,432	—	—	—	3,432
		$100,027	$99,731	$—	$—	$296	$100,027

Financial liabilities
Trade and other payables	Amortized cost	$8,851	$—	$—	$—	$8,851	$8,851
Accrued liabilities	Amortized cost	7,967	352	—	—	7,615	7,967
Lease obligation	Amortized cost	3,173	—	3,173	—	—	3,173
Credit Facility	Amortized cost	122,995	—	—	124,450	—	124,450
Fresnillo obligation	Amortized cost	22,800	—	—	22,296	—	22,296
		$165,786	$352	$3,173	$146,746	$16,466	$166,737

We determine whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.

(b)	FINANCIAL RISK MANAGEMENT
(i)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to financial instruments fails to meet its contractual obligations. The Company’s material exposure to credit risk is limited to its cash.

Our cash is held at large financial institutions in interest bearing accounts. We believe that the credit risk related to our cash is low. The Company’s maximum exposure to credit risk is the carrying value of cash.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities.

At December 31, 2023, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,219	$—	$—	$—	$8,219
Accrued liabilities	9,541	—	—	—	9,541
Lease obligations	276	736	1,210	921	3,143
Revolving Facility	1,211	5,974	14,253	93,017	114,455
	$19,247	$6,710	$15,463	$93,938	$135,358

At December 31, 2022, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,851	$—	$—	$—	$8,851
Accrued liabilities	7,967	—	—	—	7,967
Lease obligations	248	743	1,310	1,226	3,527
Credit Facility	7,810	22,868	85,566	29,762	146,006
Fresnillo obligation	285	23,563	—	—	23,848
	$25,161	$47,174	$86,876	$30,988	$190,199

We manage liquidity by anticipating and maintaining adequate cash balances to meet liabilities as they become due. We review cash forecasts on a regular basis to determine whether the Company will have sufficient cash to meet future working capital needs.

(iii)	Market risk

Market risk is the risk that the fair value of the Company’s financial instruments will fluctuate due to changes in market prices. The market risks to which the Company’s financial instruments are exposed are commodity price risk, currency risk and interest rate risk.

Commodity price risk

Commodity price risk is the risk of fluctuations in prevailing market commodity prices. Revenues from mining operation, net income, and trade receivables may be affected by changes in commodity prices.

As at December 31, 2023, there were no derivative financial instruments or trade receivables subject to provisional pricing and consequently no exposure to changes resulting from fluctuations in commodity prices.

Had gold prices been 10% greater than actual, our revenues would have increased by $23.4 million (2022— $19.3 million).

Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in United States dollars.

Our financial instruments are held in Canadian dollars, US dollars, and Mexican pesos. As such, our Canadian- and Mexican-currency denominated accounts and balances are subject to fluctuations against the US dollar. Our financial instruments were denominated in the following currencies as at December 31, 2023:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$27,168	$75,645	$7,523
Accounts receivable	68	25	4,993
Restricted funds	70	958	-
Trade payables	(487)	(5,632)	(55,827)
Accrued liabilities	(3,431)	(2,636)	(70,764)
Lease obligations	(1,041)	(486)	(27,607)
Revolving Facility	—	(88,350)	—
Total foreign currency	22,347	(20,476)	(141,682)
Exchange rate	1.3226	1.0000	16.8935
Equivalent US dollars	$16,896	$(20,476)	$(8,387)

Our financial instruments were denominated in the following currencies as at December 31, 2022:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$15,498	$84,771	$1,250
Accounts receivable	28	29	5,475
Restricted funds	70	3,380	—
Trade payables	(337)	(6,104)	(87,298)
Accrued liabilities	(2,972)	(4,447)	(25,679)
Lease obligations	(1,323)	(1,103)	(21,158)
Credit Facility	—	(122,995)	—
Fresnillo obligation	—	(22,800)	—
Total foreign currency	10,964	(69,269)	(127,410)
Exchange rate	1.3544	1.0000	19.3615
Equivalent US dollars	$8,095	$(69,269)	$(6,581)

Based on the above net exposures as at December 31, 2023, and assuming that all other variables remain constant:

●	a 10% appreciation of the US dollar against the Canadian dollar would increase profit by $3.8 million (2022 – increase profit by $4.5 million) and
●	a 10% appreciation of the US dollar against the Mexican peso would increase profit by $0.8 million (2022 – increase profit by $0.6 million)

Interest rate risk

Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Our interest rate exposure mainly relates to interest paid on the SOFR-based debt and interest earned on cash and term deposits. The Fresnillo obligation did not fluctuate as it had a fixed interest rate of 5.00%.

A 100 basis points increase in interest rates would result in a decrease of approximately $0.1 million (2022 - decrease income by $0.4 million) to the Company’s income for the year ended December 31, 2023.